Condensed Consolidated Unaudited Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD [Member] USD ($) [1]	Share Premium [Member] EUR (€)	Share Premium [Member] USD [Member] USD ($) [1]	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD [Member] USD ($) [1]	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD [Member] USD ($) [1]	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD [Member] USD ($) [1]	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD [Member] USD ($) [1]	Transaction reserve with non-controlling interests EUR (€)	Transaction reserve with non-controlling interests USD [Member] USD ($) [1]	Total [Member] EUR (€)	Total [Member] USD [Member] USD ($) [1]	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD [Member] USD ($) [1]	EUR (€)	USD [Member] USD ($) [1]
Balance at Dec. 31, 2017	€ 19,980		€ 58,339		€ (299)		€ (1,736)		€ 2,219		€ 138				€ 78,641		€ (1,141)		€ 77,500
Profit (Loss) for the period					(898)										(898)		(236)		(1,134)
Other comprehensive income (loss) for the period									(822)		(246)				(1,068)		23		(1,045)
Total comprehensive income (loss) for the period					(898)				(822)		(246)				(1,966)		(213)		(2,179)
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries to non-controlling interests
Options exercise
Share-based payments			2												2				2
Balance at Jun. 30, 2018	19,980		58,341		(1,197)		(1,736)		1,397		(108)				76,677		(1,354)		75,323
Balance at Dec. 31, 2017	19,980		58,339		(299)		(1,736)		2,219		138				78,641		(1,141)		77,500
Profit (Loss) for the period					1,057										1,057		(453)		604
Other comprehensive income (loss) for the period									(823)		(365)				(1,188)		36		(1,152)
Total comprehensive income (loss) for the period					1,057				(823)		(365)				(131)		(417)		(548)
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries to non-controlling interests
Options exercise
Share-based payments			5												5				5
Balance at Dec. 31, 2018	19,980	$ 22,757	58,344	$ 66,453	758	$ 862	(1,736)	$ (1,977)	1,396	$ 1,590	(227)	$ (259)			78,515	$ 89,426	(1,558)	$ (1,775)	76,957	$ 87,651
Profit (Loss) for the period					(2,751)	(3,132)									(2,751)	(3,132)	(1,647)	(1,876)	(4,398)	(5,008)
Other comprehensive income (loss) for the period									1,459	1,662	(1,472)	(1,676)			(13)	(14)	(477)	(543)	(490)	(557)
Total comprehensive income (loss) for the period					(2,751)	(3,132)			1,459	1,662	(1,472)	(1,676)			(2,764)	(3,146)	(2,124)	(2,419)	(4,888)	(5,565)
Transactions with owners of the Company, recognized directly in equity:
Sale of shares in subsidiaries to non-controlling interests													5,614	6,394	5,614	6,394	4,899	5,580	14,062	16,016
Options exercise	8	9	11	13											19	22			19	22
Share-based payments			3	3											3	3			3	3
Balance at Jun. 30, 2019	€ 19,988	$ 22,766	€ 58,358	$ 66,469	€ (1,993)	$ (2,270)	€ (1,736)	$ (1,977)	€ 2,855	$ 3,252	€ (1,699)	$ (1,935)	€ 5,614	$ 6,394	€ 81,387	$ 92,699	€ 1,217	$ 1,386	€ 82,604	$ 94,085

[1]	Convenience translation into US$ (exchange rate as at June 30, 2019: EUR 1 = US$ 1.139)